Discontinued Operations (Details) - Schedule of balance sheet discontinued operations (Parentheticals) - Spectrum Global Solutions, Inc. [Member]	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net of allowance	$ 64,299
Net of accumulated depreciation	862,377
Net of accumulated amortization	382,967
Tradenames, net accumulated amortization	$ 176,608